Investment Securities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Scenario, Previously Reported [Member]	Dec. 31, 2009 Scenario, Previously Reported [Member]	Dec. 31, 2008 Scenario, Previously Reported [Member]
Accretable balance of the structured investment securities and other investment securities
Balance at beginning of period	$ 139	$ 292		$ 139	$ 292	$ 349
Impact of other than temporary impairment accounting change of structured investment securities			(124)
Adjusted balance at beginning of period	139	292	225
Additions (a)		66	127
Disposals (a)	0	(219)
Accretion	(17)	(29)	(6)
Other	(22)	29	(54)
Balance at end of period	$ 100	$ 139	$ 292	$ 139	$ 292	$ 349